COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 26, 2023	Nov. 21, 2022	Oct. 12, 2022	Jun. 30, 2022	Jul. 31, 2023	Jul. 31, 2022	Apr. 30, 2023	Apr. 30, 2022	Jul. 26, 2023	Jan. 31, 2023	Apr. 30, 2021
Loss Contingencies [Line Items]
Rent expense					$ 1,969	$ 700	$ 4,900	$ 22,176
Fair value of common stock								1,334,000		$ 1,334,000
Number of stock issued	6,993	675	48,098	14,960
Balance of contingent consideration					418,455		418,455
Stockholders equity					$ (18,369,272)	$ 47,773,360	(18,613,761)	32,511,932		11,700,000
Previously Reported [Member]
Loss Contingencies [Line Items]
Number of stock issued	6,994	675	48,098	598,396
Stockholders equity							$ (18,613,761)	$ 32,511,932			$ (18,450,744)
Minimum [Member]
Loss Contingencies [Line Items]
Stockholders equity									$ 2,500,000	$ 2,500,000